Document and Entity Information	Apr. 02, 2024
Risk/Return:
Document Type	497
Document Period End Date	Aug. 31, 2023
Registrant Name	Fidelity Salem Street Trust
Central Index Key	0000035315
Investment Company Type	N-1A
Amendment Flag	false